Operating expenses	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	June 30, 2023			June 30, 2022
	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(1)	(15,857)	—	(15,857)	(10,727)	—	(10,727)
Cost of supplies and consumable materials	(1,410)	(100)	(1,510)	(1,663)	(285)	(1,948)
Personnel expenses other than share-based compensation	(7,781)	(3,871)	(11,652)	(7,447)	(4,448)	(11,895)
Share-based compensation	(905)	(496)	(1,401)	(1,275)	(1,321)	(2,596)
Personnel expenses	(8,686)	(4,367)	(13,053)	(8,722)	(5,769)	(14,491)
Non-scientific advisory and consulting(2)	(532)	(1,662)	(2,194)	(752)	(2,242)	(2,994)
Leasing and maintenance	(470)	(445)	(915)	(97)	(961)	(1,058)
Travel expenses and meeting attendance	(180)	(143)	(323)	(245)	(109)	(354)
Marketing, communication and public relations	(34)	(142)	(176)	(84)	(375)	(459)
Scientific advisory and consulting(3)	(561)	—	(561)	(360)	—	(360)
Other purchases and external expenses	(13)	(1,153)	(1,166)	(9)	(1,123)	(1,132)
Depreciation and amortization	(3,044)	(601)	(3,645)	(1,274)	(768)	(2,042)
Intellectual property expenses	(570)	(68)	(638)	(492)	(176)	(668)
Other income and (expenses), net	(98)	(464)	(562)	(531)	(332)	(863)
Total operating expenses	(31,453)	(9,144)	(40,597)	(24,956)	(12,140)	(37,096)

(1)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.

(2)Non-scientific advisory and consulting are services performed to support the general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
Personnel expenses other than share-based compensationThe line item amounted to €11,652 thousand and €11,895 thousand for the six months ended June 30, 2023 and 2022 respectively. The Company had 191 employees as of June 30, 2023, compared to 213 at June 30, 2022.Depreciation and amortization As of June 30, 2023, this amount includes the amortization of the additional payment made to Orega Biotech in 2023 for and amount of €2,000 thousand and the amortization of rights related to the monalizumab for an amount of €651 thousand. As of June 30, 2022, this amount included the amortization of rights related to the monalizumab for an amount of €903 thousand. (see Note 6).Cost of suppliers and consumable materialsCost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties, respectively.